Note 4 - Fair Value Measurement	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018
Notes to Financial Statements
Fair Value Measurement and Measurement Inputs, Recurring and Nonrecurring [Text Block]
Note
5.
     Fair Value Measurement

The carrying amounts of the Company's cash and cash equivalents, accounts receivable, accounts payable and current accrued liabilities approximate their fair value as recorded due to the short-term maturity of these instruments, which approximates fair value. The Company’s outstanding obligations on its ABL credit facility are deemed to be at fair value as the interest rates on these debt obligations are variable and consistent with prevailing rates. The Company believes the carrying value of its capital lease obligations represents fair value

The Company's long-term debt instruments are recorded at their carrying values in the consolidated balance sheets, which may
differ from their respective fair values. The fair values of the long-term debt instruments are derived from Level
2
inputs.  The fair value amount of the Long-term debt instruments at
January 31, 2019
for the Successor and at
October 31, 2018
for the Predecessor is presented in the table below based on the prevailing interest rates and trading activity of the Notes.

	Successor		Predecessor
	January 31,		October 31,
	2019		2018
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior secured notes	$-	$-	$167,553	$178,025
Seller notes	-	-	8,292	8,292
Term loans	357,000	346,959	-	-
Capital lease obligations	632	632	653	653

In connection with the acquisition of Camfaud in
November 2016,
former Camfaud shareholders were eligible to receive earnout payments (“deferred consideration”) of up to
$3.1
million if certain Earnings before interest, taxes, depreciation, and amortization (EBITDA) targets were met.

In accordance with ASC
805,
the Company reviewed the deferred consideration on a quarterly basis in order to determine its fair value. Changes in the fair value of the liability are recorded within general and administrative expenses in the consolidated statements of income in the period in which the change was made. The Company estimated the fair value of the deferred consideration based on its probability assessment of Camfaud’s EBITDA achievements during the
3
year earnout period. In developing these estimates, the Company considered its revenue and EBITDA projections, its historical results, and general macro-economic environment and industry trends. This fair value measurement was based on significant revenue and EBITDA inputs not
observed in the market, which represents a Level
3
measurement.

The fair value of the deferred consideration as of
January 31, 2019
for the Successor and at
October 31, 2018
for the Predecessor was
$1.5
million and
$1.5
million, respectively. The change in the fair value measurement of the deferred consideration was not
significant to either the Predecessor or Successor periods.

The Company's non-financial assets, which primarily consist of property and equipment, goodwill and other intangible assets, are not
required to be carried at fair value on a recurring basis and are reported at carrying value. However, on a periodic basis or whenever events or changes in circumstances indicate that their carrying value may
not
be fully recoverable (and at least annually for goodwill, non-financial instruments are assessed for impairment and, if applicable, written down to and recorded at fair value.

Note
8
— Fair Value Measurements

The following table presents information about Industrea’s assets that are measured on a recurring basis as of
December 5, 2018
and
December 31, 2017
and indicates the fair value hierarchy of the valuation techniques that Industrea utilized to determine such fair value.

December 5, 2018

	Quoted Prices	Significant Other	Significant Other
	in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Cash	$238,473,957

December 31, 2017

	Quoted Prices	Significant Other	Significant Other
	in Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Cash and marketable securities held in Trust Account	$235,195,034

All of the balance in the Trust Account as of
December 5, 2018
was held in cash and approximately
$15,600
of the balance in the Trust Account as of
December 31, 2017
was held in cash.

Note
4.
Fair Value Measurement

The carrying amounts of the Company’s cash and cash equivalents, accounts receivable, accounts payable and current accrued liabilities approximate their fair value as recorded due to the short-term maturity of these instruments, which approximates fair value. The Company’s outstanding obligations on its revolving line of credit and UK revolver are deemed to be at fair value as the interest rates on these debt obligations are variable and consistent with prevailing rates. The Company believes the carrying value of our capital lease obligations represents fair value.

The Company’s long-term debt instruments are recorded at their carrying values in the consolidated balance sheets, which may
differ from their respective fair values. The fair value amount of the long-term debt instruments are derived from observable Level
2
inputs. The fair value amount of the long-term debt instruments at
October 31, 2018
and
October 31, 2017
is presented in the table below based on the prevailing interest rates and trading activity of the notes.

	2018		2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Senior secured notes	$167,553,000	$178,025,063	$152,553,000	$156,366,825
Seller notes	8,292,050	8,292,050	8,626,150	8,626,150
Capital lease obligations	652,752	652,752	845,791	845,791

In connection with the acquisition of Camfaud, shareholders were eligible to receive earn-out payments of up to
$3,100,000
if certain EBITDA targets were met (see Note
3
).

As a result, the Company estimated the fair value of the contingent earn-out liability based on its probability assessment of Camfaud EBITDA achievements during the
3
-year earn-out period. In developing these estimates, the Company considered its revenue and EBITDA projections, its historical results, and general macro-economic environment and industry trends. This fair value measurement was based on significant revenue and EBITDA inputs not
observed in the market, which represents a Level
3
measurement. Level
3
instruments are valued based on unobservable inputs that are supported by little or no
market activity and reflect the Company’s own assumptions in measuring fair value.

In accordance with the FASB’s standard on business combinations, the Company reviewed the contingent earn-out liability on a quarterly basis in order to determine its fair value. Changes in the fair value of the liability are recorded within operating expenses in the period in which the change was made. The change in the fair value of the contingent earn-out was not
material from the date of acquisition to the year ending
October 31, 2018.

The following table represents a reconciliation of the change in the fair value measurement of the contingent earn-out liability for the years ended
October 31, 2018
and
2017,
respectively the change in fair values for the periods presented are not
material:

	2018	2017
Beginning balance	$968,783	$-
Fair value of contingent earnout liability initially recorded in connection with Camfaud acquisition	-	908,266
Change in fair value of contingent earnout liability included in operating expenses	526,817	-
Change fair value due to foreign currency	(37,523)	60,517
Ending balance	$1,458,077	$968,783

The Company’s non-financial assets, which primarily consist of property and equipment, goodwill and other intangible assets, are not
required to be carried at fair value on a recurring basis and are reported at carrying value. However, on a periodic basis or whenever events or changes in circumstances indicate that their carrying value may
not
be fully recoverable (and at least annually for goodwill), non-financial instruments are assessed for impairment and, if applicable, written down to and recorded at fair value.
No
adjustments were made to the carrying value of any such assets due to lack of recoverability or impairment for the fiscal years ended
October 31, 2018
or
2017.